Benefit Plans - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income (Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of net periodic benefit cost
Service cost	$ (6,547,000)	$ (5,270,000)	$ (5,055,000)
Interest cost	(5,236,000)	(5,085,000)	(4,869,000)
Expected return on plan assets	13,417,000	11,455,000	10,950,000
Defined Benefit Plan, Expected Amortization of Gain (Loss), Next Fiscal Year	(1,361,000)	(576,000)	(773,000)
Net periodic benefit income	(273,000)	(524,000)	(253,000)
Other amounts recognized in other comprehensive (Loss)
Net (loss) gain	(5,122,000)	(11,698,000)	168,000
Amortization of net loss	1,361,000	576,000	773,000
Total recognized in other comprehensive income (loss)	(3,761,000)	(11,122,000)	941,000
Total recognized in net benefit income and other comprehensive income (loss)	$ (3,488,000)	$ (10,598,000)	$ 1,194,000